CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Income	$ 2,641,298	$ 2,533,595	$ 474,216
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation	1,676,820	1,790,041	2,140,735
Amortization and Accretion	4,180,158	3,487,124	4,043,795
Provision for Loan Losses	6,784,767	8,250,000	13,350,000
Deferred Income Taxes	1,204,439	867,006	639,607
Securities Gains	(2,837,464)	(2,923,601)	(2,617,062)
Loss on Sale of Premises and Equipment	1,148	3,668	28,146
Loss on Sale of Other Real Estate and Repossessions	1,839,196	1,106,479	1,827,704
Provision for Losses on Other Real Estate	2,702,709	1,411,061	1,293,174
Increase in Cash Surrender Value of Life Insurance	(185,341)	(174,289)	(56,024)
Change In
Interest Receivable	250,755	739,423	1,325,068
Prepaid Expenses	1,741,834	1,861,810	2,006,032
Interest Payable	74,637	(398,903)	(452,764)
Accrued Expenses and Accounts Payable	(95,972)	(405,612)	(148,591)
Other	2,827,648	(2,987,906)	3,500,575
Cash Flow from Operating Activities	22,806,632	15,159,896	27,354,611
Cash Flows from Investing Activities
Interest-Bearing Deposits in Other Banks	7,161,969	21,769,424	(44,247,933)
Purchase of Investment Securities Available for Sale	(250,445,594)	(381,284,748)	(380,490,982)
Proceeds from Sale of Investment Securities Available for Sale	227,690,806	342,672,937	286,387,727
Proceeds from Maturities, Calls and Paydowns of Investment Securities Available for Sale	54,006,594	41,978,769	55,648,274
Held for Maturity	14,019	12,565	14,001
Proceeds from Sale of Premises and Equipment	1,500	1,605	0
Net Loans to Customers	(50,126,252)	63,267,200	88,105,734
Purchase of Premises and Equipment	(845,338)	(397,825)	(490,256)
Proceeds from Sale of Other Real Estate and Repossessions	9,876,136	9,991,792	9,866,063
Proceeds from Sale of Federal Home Loan Bank Stock	2,033,900	665,300	281,900
Cash Flow from Investing Activities	(632,260)	98,677,019	15,074,528
Cash Flows from Financing Activities
Interest-Bearing Customer Deposits	(49,998,012)	(50,448,220)	(17,183,061)
Noninterest-Bearing Customer Deposits	29,697,631	(8,690,512)	18,720,584
Proceeds from Other Borrowed Money	5,000,000	0	23,076,010
Principal Payments on Other Borrowed Money	(41,000,000)	(4,076,010)	(39,000,000)
Dividends Paid on Preferred Stock	0	(1,400,000)	(1,400,000)
Issuance of Common Stock	0	0	5,078,255
Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	0	(20,000,000)	(20,000,000)
Net Cash Flows from Financing Activities	(56,300,381)	(84,614,742)	(30,708,212)
Net Increase (Decrease) in Cash and Cash Equivalents	(34,126,009)	29,222,173	11,720,927
Cash and Cash Equivalents, Beginning	83,371,842	54,149,669	42,428,742
Cash and Cash Equivalents, Ending	$ 49,245,833	$ 83,371,842	$ 54,149,669